State Street SPDR Russell 1000 Low Volatility Focus ETF Investment Objectives and Goals - State Street SPDR Russell 1000 Low Volatility Focus ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Russell 1000 Low Volatility Focus ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index.